Stock-Based Compensation - Schedule of Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, Beginning Balance	1,273,454	248,603
Number of Shares, Granted		1,031,567	248,603
Number of Shares, Forfeited		(6,716)
Number of Shares, Ending Balance		1,273,454	248,603
Number of Shares, Options exercisable as of September 30, 2023		181,171
Number of Shares, Options vested and expected to vest as of September 30, 2023		1,092,283
Weighted-Average Exercise Price, Outstanding, Beginning balance	$ 7.95	$ 5.92
Weighted-Average Exercise Price, Granted		8.44	$ 5.92
Weighted-Average Exercise Price, Forfeited		7.55
Weighted-Average Exercise Price, Outstanding, Ending balance		7.95	$ 5.92
Weighted-Average Exercise Price, Options exercisable as of September 30, 2023		7.18
Weighted-Average Exercise Price, Options vested and expected to vest as of September 30, 2023		$ 8.08
Weighted Average Remaining Contractual Term		9 years 3 months 18 days	9 years 8 months 12 days
Weighted Average Remaining Contractual Term, Options exercisable as of September 30, 2023		9 years 1 month 6 days
Weighted Average Remaining Contractual Term, Options vested and expected to vest as of September 30, 2023		9 years 4 months 24 days
Aggregate Intrinsic Value, Ending Balance		$ 621	$ 194
Aggregate Intrinsic Value, Options exercisable as of September 30, 2023		229
Aggregate Intrinsic Value, Options vested and expected to vest as of September 30, 2023		$ 392
Reverse Stock Split Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, Beginning Balance	529,773
Assumption of options in connection with the reverse merger	1,273,454
Number of Shares, Granted	440,041
Number of Shares, Exercised	(2,798)
Number of Shares, Forfeited	(468,291)
Number of Shares, Ending Balance	1,772,179	529,773
Number of Shares, Options exercisable as of September 30, 2023	699,237
Number of Shares, Options vested and expected to vest as of September 30, 2023	1,072,942
Weighted-Average Exercise Price, Outstanding, Beginning balance	$ 94.59
Assumption of options in connection with the reverse merger	7.95
Weighted-Average Exercise Price, Granted	12.31
Weighted-Average Exercise Price, Exercised	1.66
Weighted-Average Exercise Price, Forfeited	68.14
Weighted-Average Exercise Price, Outstanding, Ending balance	19.04	$ 94.59
Weighted-Average Exercise Price, Options exercisable as of September 30, 2023	33.25
Weighted-Average Exercise Price, Options vested and expected to vest as of September 30, 2023	$ 9.78
Weighted Average Remaining Contractual Term	8 years	8 years 2 months 12 days
Weighted Average Remaining Contractual Term, Options exercisable as of September 30, 2023	6 years 6 months
Weighted Average Remaining Contractual Term, Options vested and expected to vest as of September 30, 2023	8 years 10 months 24 days
Assumption of options in connection with the Reverse Merger	$ 177
Aggregate Intrinsic Value, Granted	159
Aggregate Intrinsic Value, Exercised	46
Aggregate Intrinsic Value, Forfeited	397
Aggregate Intrinsic Value, Ending Balance	7,763
Aggregate Intrinsic Value, Options exercisable as of September 30, 2023	2,949
Aggregate Intrinsic Value, Options vested and expected to vest as of September 30, 2023	$ 4,814